Geographical Information (Tables)	6 Months Ended
Mar. 31, 2024
Geographical Information [Abstract]
Schedule of Company’s Revenue by Geographic Region	The Company’s revenues by geographic region, based on ship-to location, are summarized as follows:
	Three months ended March 31,		Six months ended March 31,
	2024	2023	2024	2023
United States	$980	$32	$1,248	$298
Czech Republic	—	—	17	185
Thailand	—	—	—	225
Other	165	—	165	3
Total net revenue	$1,145	$32	$1,430	$711